Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Corporate Bond ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 06, 2014
Fidelity Corporate Bond ETF
Bar Chart Table:
Annual Return 2015	(2.25%)
Annual Return 2016	7.54%
Annual Return 2017	5.99%
Annual Return 2018	(2.92%)
Annual Return 2019	14.96%
Annual Return 2020	10.86%
Annual Return 2021	(1.00%)
Annual Return 2022	(16.30%)